17. INCOME TAXES (Details-Deferred tax assets and liabilities) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Charitable contributions	$ 2,900	$ 2,900
Reserve for bad debt	17,805	17,948
Stock options	3,448,014	3,416,792
Deferred Revenue	233,883	0
Depreciation	22,937	6,920
Other	19,661	17,674
Net operating loss carryforward	7,755,622	6,957,507
Total gross deferred tax assets	11,500,822	10,419,741
Less: Deferred tax asset valuation allowance	(11,432,888)	(10,351,807)
Total net deferred tax assets	67,934	67,934
Deferred tax liabilities:
Accrued salaries	(67,934)	(67,934)
Total deferred tax liabilities	(67,934)	(67,934)
Total net deferred taxes	$ 0	$ 0